Investments and Fair Value of Financial Instruments - Schedule of Investments in and Advances to Affiliates (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Warrants - Affiliates	$ 5,038	$ 7,840	$ 26,401
Fair Value, Inputs, Level 1 [Member] | Warrants [Member]
Investments in and Advances to Affiliates [Line Items]
Warrants - Affiliates
Fair Value, Inputs, Level 2 [Member] | Warrants [Member]
Investments in and Advances to Affiliates [Line Items]
Warrants - Affiliates
Fair Value, Inputs, Level 3 [Member] | Warrants [Member]
Investments in and Advances to Affiliates [Line Items]
Warrants - Affiliates	$ 5,038	$ 7,840	$ 26,401